Earnings Per Share	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share
15. EARNINGS PER SHARE
The Company computes earnings per common share (“EPS”) under the two-class
method which requires the allocation of all distributed and undistributed earnings attributable to the Company to common stock and other participating securities based on their respective rights to receive distributions of earnings or losses. The Company’s Class A common stock and Class B common stock equally share in distributed and undistributed earnings, therefore, no allocation to participating securities or dilutive securities is performed.
Basic EPS attributable to common stockholders is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding. Diluted EPS is calculated by adjusting weighted average shares outstanding for the dilutive effect of potential common shares, determined using the treasury-stock method. For purposes of the diluted EPS calculation, restricted stock awards, restricted stock units and options to purchase shares of common stock are considered to be potential common shares. The following table sets forth the computation of the Company’s basic and diluted EPS attributable to common stockholders (in thousands, except share and per share amounts):

	Years Ended September 30,
	2020	2019	2018
Numerator:
Net income (loss)	$(122,233)	$(20,196)	$6,745

Net income (loss) attributable to common stockholders — basic and diluted	$(122,233)	$(20,196)	$6,745

Denominator:
Weighted average shares of common stock — basic and diluted	120,775,717	108,162,741	108,162,741

Net income (loss) attributable to common stockholders:

Net income (loss) per share attributable to common stockholders — basic and diluted	$(1.01)	$(0.19)	$0.06

The following table includes the number of shares that may be dilutive common shares in the future, and were not included in the computation of diluted net income (loss) per share because the effect was anti-dilutive:

	Years Ended September 30,
	2020	2019	2018
Restricted Stock Awards	1,064,897	—	—
Stock Options	268,177	—	—
Restricted Stock Units	19,724	—	—